Segment Information	6 Months Ended
Jun. 30, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 11: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013	Three Month Period Ended June 30, 2014	Three Month Period Ended June 30, 2013
Revenue	$ 75,440	$ 62,105	$ 69,968	$ 63,467	$ 145,408	$ 125,572
Interest expense and finance cost, net	(21,075)	(20,715)	(7,446)	(6,657)	(28,521)	(27,372)
Depreciation and amortization	(19,847)	(18,454)	(5,981)	(5,779)	(25,828)	(24,233)
Equity in net earnings of affiliated companies	7,079	4,127	—	—	7,079	4,127
Net (loss)/income attributable to Navios Holdings common stockholders	(22,999)	(18,704)	(13,681)	2,823	(36,680)	(15,881)
Total assets	2,472,563	2,422,071	604,474	551,620	3,077,037	2,973,691
Capital expenditures	(54,311)	(338)	(26,579)	(8,395)	(80,890)	(8,733)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	340,375	303,103	—	—	340,375	303,103
Cash and cash equivalents	116,049	146,554	116,386	124,543	232,435	271,097
Restricted cash	2,631	6,011	—	—	2,631	6,011
Long-term debt (including current and non-current portion)	$ 1,249,218	$1,124,910	$ 375,494	$ 293,818	$1,624,712	$ 1,418,728

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013	Six Month Period Ended June 30, 2014	Six Month Period Ended June 30, 2013
Revenue	$ 152,033	$ 122,712	$ 115,566	$ 136,697	$ 267,599	$ 259,409
Interest expense and finance cost, net	(42,405)	(40,692)	(14,162)	(12,038)	(56,567)	(52,730)
Depreciation and amortization	(39,454)	(36,684)	(12,048)	(11,872)	(51,502)	(48,556)
Equity in net earnings of affiliated companies	29,497	18,250	—	—	29,497	18,250
Net (loss)/income attributable to Navios Holdings common stockholders	(20,833)	(32,647)	(13,794)	6,611	(34,627)	(26,036)
Total assets	2,472,563	2,422,071	604,474	551,620	3,077,037	2,973,691
Capital expenditures	(72,013)	(435)	(38,740)	(17,784)	(110,753)	(18,219)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	340,375	303,103	—	—	340,375	303,103
Cash and cash equivalents	116,049	146,554	116,386	124,543	232,435	271,097
Restricted cash	2,631	6,011	—	—	2,631	6,011
Long-term debt (including current and non-current portion)	$ 1,249,218	$1,124,910	$ 375,494	$ 293,818	$1,624,712	$ 1,418,728